Related party transactions (Tables)	12 Months Ended
Mar. 31, 2026
Text Block1 [Abstract]
Disclosure Of Transactions Between Related Parties
Primary account balances and transactions with associates and joint ventures accounted for under the equity method are as follows:

	Yen in millions
	March 31
	2025	2026
Trade and other accounts receivable
Associates	20,990	9,006
Joint ventures	3,854	6,407

Total	24,844	15,413

Other current assets
Associates	8,192	8,364
Joint ventures	-	-

Total	8,192	8,364

Accounts payable, trade
Associates	1,102	1,092
Joint ventures	55	36

Total	1,157	1,128

Short-term borrowings
Associates	5,401	6,401
Joint ventures	17,641	20,675

Total	23,042	27,076

Lease liabilities and other
Associates*	79,987	183,836
Joint ventures	-	-

Total	79,987	183,836

* Refer to Note 10.

	Yen in millions
	Fiscal year ended March 31
	2024	2025	2026
Sales
Associates	14,215	14,254	10,269
Joint ventures	34,199	34,415	31,239

Total	48,414	48,669	41,508

Purchases
Associates	6,385	5,171	6,573
Joint ventures	723	1,131	-

Total	7,108	6,302	6,573

Lease payments and other
Associates	15,467	16,931	22,985
Joint ventures	-	-	-

Total	15,467	16,931	22,985

Disclosure Of Key Management Personnel Compensation Explanatory
Compensation for key management personnel for the fiscal years ended March 31, 2024, 2025 and 2026 is presented as follows:

	Yen in millions
	Fiscal year ended March 31
	2024	2025	2026
Short-term employee benefits	1,660	1,657	1,908
Stock-based compensation	2,917	4,431	4,254

Total	4,577	6,088	6,162